Restatement of Previously Issued Consolidated Financial Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated deficits	$ (78,775,516)	$ (26,703,478)
Accumulated other comprehensive income	1,548,392	(63,634)
Total shareholders’ equity attributable to Infobird Co., Ltd	17,672,312	64,772,183
Non-controlling interests	527,245	2,029,534
Impairment of goodwill	51,186,782
Total operating expenses	55,401,458	2,327,316	3,311,155
LOSS FROM OPERATIONS	(52,832,916)	(1,734,704)	(3,156,426)
LOSS BEFORE INCOME TAX EXPENSES	(53,625,096)	(2,079,487)	(21,438,786)
NET LOSS FROM CONTINUING OPERATIONS	(53,625,096)	(2,100,495)	(21,438,786)
NET LOSS	(53,625,096)	(2,100,495)	(2,868,157)
Less: Net loss attributable to non-controlling interest from continuing operations	(1,553,058)	(1,458)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(52,072,038)	(2,099,037)	(2,576,531)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,662,795	(64,314)	393,604
Net loss	(53,625,096)	(2,100,495)	(2,868,157)
Net loss from continuing operations	(53,625,096)	$ (2,100,495)	$ (21,438,786)
As Reported [Member]
Accumulated deficits	(83,889,411)
Accumulated other comprehensive income	5,019,336
Total shareholders’ equity attributable to Infobird Co., Ltd	16,029,361
Non-controlling interests	2,170,196
Impairment of goodwill	54,765,074
Total operating expenses	58,979,750
LOSS FROM OPERATIONS	(56,411,208)
LOSS BEFORE INCOME TAX EXPENSES	(57,203,388)
NET LOSS FROM CONTINUING OPERATIONS	(57,203,388)
NET LOSS	(57,203,388)
Less: Net loss attributable to non-controlling interest from continuing operations	(17,455)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(57,185,933)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	5,241,087
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	140,662
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (52,102,963)
Continuing operations	$ (7.13)
Net loss	$ (57,203,388)
Net loss from continuing operations	(57,203,388)
Impairment of goodwill	54,765,074
Adjustment [Member]
Accumulated deficits	5,113,895
Accumulated other comprehensive income	(3,470,944)
Total shareholders’ equity attributable to Infobird Co., Ltd	1,642,951
Non-controlling interests	(1,642,951)
Impairment of goodwill	(3,578,292)
Total operating expenses	(3,578,292)
LOSS FROM OPERATIONS	3,578,292
LOSS BEFORE INCOME TAX EXPENSES	3,578,292
NET LOSS FROM CONTINUING OPERATIONS	3,578,292
NET LOSS	3,578,292
Less: Net loss attributable to non-controlling interest from continuing operations	(1,535,603)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	5,113,895
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(3,578,292)
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	(1,642,951)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ 1,642,951
Continuing operations	$ 0.63
Net loss	$ 3,578,292
Net loss from continuing operations	3,578,292
Impairment of goodwill	3,578,292
As Restated [Member]
Accumulated deficits	(78,775,516)
Accumulated other comprehensive income	1,548,392
Total shareholders’ equity attributable to Infobird Co., Ltd	17,672,312
Non-controlling interests	527,245
Impairment of goodwill	51,186,782
Total operating expenses	55,401,458
LOSS FROM OPERATIONS	(52,832,916)
LOSS BEFORE INCOME TAX EXPENSES	(53,625,096)
NET LOSS FROM CONTINUING OPERATIONS	(53,625,096)
NET LOSS	(53,625,096)
Less: Net loss attributable to non-controlling interest from continuing operations	(1,553,058)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(52,072,038)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,662,795
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	(1,502,289)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (50,460,012)
Continuing operations	$ (6.50)
Net loss	$ (53,625,096)
Net loss from continuing operations	(53,625,096)
Impairment of goodwill	$ 51,186,782